UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

                                                    Nine Elk Street

                                                       Albany, NY                          12207-1002

                                                                      (Address of principal executive offices)

                                                                         (Zip code)

Mae Cavoli

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3516

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Paradigm Value Fund

		Schedule of Investments
		September 30, 2004 (Unaudited)
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Agricultural Chemicals
15,500	Lesco, Inc. *		$ 205,375	1.96%

Air Transportation
19,500	Frontier Airlines *		150,150	1.43%

Air-Cond & Warm Air Heating Equipment
11,000	Mestek, Inc. *		191,950	1.83%

Aircraft Engines & Engine Parts
7,200	Heico Corp.		127,296	1.21%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
5,000	Corn Products International		230,500	2.20%

Coating, Engraving & Allied Services
6,000	Material Sciences Corp. *		80,940	0.77%

Commercial Printing
20,000	Cadmus Communications Corp.		289,400	2.76%

Communications Equipment
29,000	Napco Security Systems *		259,840	2.47%

Construction Machinery & Equipment
40,300	Columbus McKinnon Corp. *		365,118	3.48%

Crude Petroleum & Natural Gas
4,000	Encore Acquisition Co. *		138,000
14,400	Harvest Natural Resources *		239,040
3,000	Southwestern Energy Co. *		125,970
			503,010	4.79%

Deep Sea Foreign Transportation
5,600	SEACOR Smit, Inc. *		261,800	2.49%

Electronic Components & Access
18,000	AVX Corp.		213,300	2.03%

Electronic Components, NEC
26,000	Spectrum Control *		184,860	1.76%

Fabricated Plate Work
1,000	Chart Industries *		43,800	0.42%

Fire, Marine & Casualty Insurance
29,000	21st Century Insurance Group		387,150	3.69%

Food & Kindred Products
11,000	Flower Foods, Inc.		284,350	2.71%

Greeting Cards
6,150	CSS Industries, Inc.		190,281	1.81%

Heavy Construction
60,000	Foster Wheeler Ltd. *		28,200	0.27%

Industrial Instruments For Measurement
14,000	K-Tron International, Inc. *		309,680	2.95%

Industrial Trucks, Tractors, Truck Parts
2,000	Cascade Corp.		55,520	0.53%

Insurance Agents & Brokers
12,000	MIM Corp. *		69,120	0.66%

Insurance Carriers
13,500	Pre-Paid Legal Services, Inc. *		346,680	3.30%

Life Insurance
2,600	National Western Life Insurance Co. *		421,486	4.01%

Magnetic & Optical Recording Machines
5,000	Imation Corp.		177,950	1.69%

Miscellaneous Electrical Machinery, Equipment & Supplies
17,000	United Industrial Corp.		559,130	5.33%

Motor Vehicles & Passenger Cars
5,000	Spartan Motors Inc.		70,250	0.67%

Nonferrous Foundries
4,600	Superior Essex, Inc. *		67,390	0.64%

Oil & Gas Field Services, NEC
7,500	Superior Energy Services, Inc. *		96,900	0.92%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
17,000	Synovis Life Tech *		162,520	1.55%

Petroleum Refining
6,000	Suncor Energy, Inc.		192,060	1.83%

Plastic Materials
4,000	Rogers Corp. *		169,960	1.62%

Plastic Products
5,000	Myers Industries, Inc.		54,750	0.52%

Primary Smelting & Refining of Nonferrous Metals
4,100	Brush Engineered Material Inc. *		84,911	0.81%

Public Building & Related Furniture
19,859	Virco Manufacturing Corp. *		150,928	1.44%

Railroads, Line Haul Operating
18,000	Kansas City Southern *		273,060	2.60%

Retail-Catalog & Mail-Order Houses
10,200	Blair Corp.		287,436	2.74%

Retail-Drug Stores and Proprieties
30,000	Chronimed, Inc. *		180,600	1.72%

Services-Allied to Motion Pictures
37,000	Point. 360 *		93,240	0.89%

Services-Automotive Repair & Service
3,500	Monro Muffler Brake, Inc. *		75,880	0.72%

Services-Business Services
16,000	EFUNDS Corp. *		297,440	2.83%

Services-Computer Intergrated
5,700	Intergraph Corp. *		154,869	1.47%

Services-Computer Programming
4,000	Innovative Solutions & Support *		98,120	0.93%

Services-Engineering Services
6,500	Washington Group International Inc. *		225,680	2.15%

Services-Equipment Rental & Leasing
40,000	Interpool, Inc.		750,000	7.14%

Services-Help Supply Services
8,300	CDI Corp.		170,150
2,000	Volt Information Sciences, Inc. *		57,540
			227,690	2.17%

Special Industry Machinery, NEC
25,000	Gerber Scientific Inc. *		164,750	1.57%

Telephone Communications
4,500	Atlantic Tele-Network Inc.		129,600	1.23%

Wholesale Machinery Equipment
8,700	Aviall, Inc. *		177,480	1.69%

Wholesale Metals Service Centers & Offices
7,500	Metals USA, Inc. *		132,225	1.26%

Total for Common Stock			$ 10,254,625	97.66%
	(Identified Cost - $ 8,555,321)

WARRANTS
Warrants
213	Chart Industries, Inc. (expires 9-15-2010)		2,982	0.03%

	Total Warrants (Identified Cost - $0)		$ 2,982	0.03%

Cash Equivalents
536,223	First American Treasury Obligation Fund Cl S 1.24% **		536,223	5.11%
	(Identified Cost - $536,223)

	Total Investments		10,793,830	102.80%
	(Identified Cost - $ 9,091,544)

	Liabilities in excess of Other Assets		(293,999)	-2.80%

	Net Assets		$ 10,499,831	100.00%

Securities Sold Short
Common Stock		Shares	Fair Value
	Hudson City Bancorp	4,000	(285,920)

	Total (Proceeds - $ 271,827)		(285,920)

* Non-Income Producing Securities
** The coupon rate shown represents the rate at September 30, 2004.

NOTES TO FINANCIAL STATEMENTS

PARADIGM FUND

1. SECURITY TRANSACTIONS

At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,091,544 amounted to $1,688,193, which consisted of aggregate gross unrealized appreciation of $1,822,656 and aggregate gross unrealized depreciation of $134,463.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By : /s/ Candace King Weir

      Candace King Weir

      President

Date        11-18-2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Candace King Weir

      Candace King Weir

      President

Date        11-18-2004

By : /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date        11-18-2004